Schedule of provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Current	$ 76,993	$ 99,005	$ 8,304
Deferred	13,916	17,895	161,000
Total income tax expenses	$ 90,909	$ 116,900	$ 169,304